SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Shares issued for conversion of convertible debt

In October 2025, the Company issued an aggregate of 42,224 shares of its common stock at a contractual conversion price of $1.09, as a result of the conversion of principal of $43,000, interest of $2,366 and conversion fees of $469 underlying certain outstanding convertible notes converted during such period.

Shares issued for services

In October 2025, the Company issued an aggregate of 510,937 shares of common stock for services rendered which was accounted for as common stock issuable as of September 30, 2025 (see Note 7).

In October 2025, the Company issued an aggregate of 4,336 share of common stock for services rendered and to be rendered from September 25, 2025 to December 25, 2025 in connection with the Advisory agreement dated on September 25, 2025 (see Note 8).

Securities Purchase Agreement

On October 7, 2025, the Company entered into a Securities Purchase Agreement (the “SPA”) with Hexstone Capital LLC (“Hexstone”) in connection with a private placement of a to be created class Series C Preferred Stock (“Series C Preferred Stock”). Each share of Series C Preferred Stock shall be convertible into shares of common stock of the Company at a price equal to the lesser of a fixed conversion price of $5.00 per share or 85% of the of the lowest trading price of the Common Stock during the period beginning on the day the holder sends a conversion notice to the Company and ending on the trading day on which the aggregate dollar volume of the Company’s common stock exceeds the product of the conversion amount set forth on the applicable conversion notice multiplied by seven (7) after the applicable holder receives the shares of common stock issuable upon conversion of the Series C Preferred Stock, subject to a five (5) trading day minimum. Pursuant to the SPA, at the Closing, the Company shall issue 100 shares of Series C Preferred Stock and a Warrant to purchase up to an additional 9,900 shares of Series C Preferred Stock (the Warrant”). On November 4, 2025 the closing conditions under the SPA were completed and the Company closed the transaction under the SPA, pursuant to which Hexstone purchased 100 shares of Series C Preferred Stock of the Company and a Warrant to purchase up to an additional 9,900 shares of Series C Preferred Stock, at an exercise price of $10,000 per Warrant share in exchange for cash payment of $1,000,099 to the Company. The shares of Series C Preferred Stock and the Warrant were issued pursuant to the private placement.

On November 4, 2025, the Company amended its Certificate of Incorporation and filed a Certificate of Designation with the Delaware Secretary of State that authorized the issuance of up to 9,900 shares of a new series of preferred stock, par value $0.01 per share, designated as “Series C Preferred Stock”.

The Series C Preferred Stock shall have a stated value of $10,000 per share and liquidation value equal to the greater of (A) 100% of stated value of such Series C Preferred Stock and (B) the amount per share such holder would receive if such holder converted into Common Stock immediately prior to the date of such payment. The holder of Series C Preferred Stock shall have a dividend rate of 0%. However, the dividend rate shall automatically be increased to ten percent (10.0%) per annum upon any bankruptcy triggering event as defined in the Certificate of Designation.

At any time after the initial issuance date, each share of Series C Preferred Stock shall be convertible into shares of common stock of the Company by the holder thereof by dividing the stated amount of each share of Series C Preferred Stock of $10,000 by the conversion price. The conversion price shall be the lesser of the fixed conversion price of $5.00 per share or 85% of the of the lowest trading price of the Common Stock during the period beginning on the day the holder sends a conversion notice to the Company and ending on the trading day on which the aggregate dollar volume of the Company’s common stock exceeds the product of the conversion amount set forth on the applicable conversion notice multiplied by seven (7) after the applicable holder receives the shares of common stock issuable upon conversion of the Series C Preferred Stock, subject to a five (5) trading day minimum. Upon any bankruptcy triggering event, the Company shall immediately redeem, in cash, each of the Series C Preferred Stock then outstanding at a redemption price equal to the applicable triggering event redemption price. Each of the Series C Preferred Stock subject to redemption by the Company shall be redeemed by the Company at a price equal to the greater of (i) the product of (A) the conversion amount to be redeemed multiplied by (B) the redemption premium of 110% and (ii) the product of (X) the conversion rate with respect to the conversion amount in effect multiplied by (Y) the product of (1) the redemption premium of 110% multiplied by (2) the VWAP of the Common Stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the trading date prior to the date the Company makes the entire payment required to be made. Subject to the limitations specified in the Certificate of Designation, holders of Series C Preferred Stock shall have the right to vote on all matters presented to the stockholders for approval together with the shares of Common Stock, voting together as a single class, on an “as converted” basis using the conversion price.

NOTE 13 – SUBSEQUENT EVENTS

Issuance of promissory note

On July 18, 2025, the Company entered into a promissory note agreement with an investor, pursuant to which the investor agreed to purchase a promissory note from the Company in the aggregate principal amount of $82,500, for a purchase price of $75,000. Such note is a non-convertible note. The Company intends to use the net proceeds therefrom for general working capital purposes. The maturity date of the note is September 15, 2025 and bears interest at a rate of 10% per annum and default interest rate of 18% per annum. Repayment of the note may occur as follows: (a) if the Company repays this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. The Company fully repaid this note in August 2025.

Issuance of convertible note

1800 Diagonal Lending

July 22, 2025 Securities Purchase Agreement

On July 22, 2025, the Company entered into and closed a securities purchase agreement 1800 Diagonal (the “Investor”), pursuant to which the Investor agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $112,350, for a purchase price of $107,000. The Company intends to use the net proceeds therefrom for general working capital purposes. The maturity date of the note is April 30, 2026, and bears interest at a rate of 10% per annum. Such principal and the interest thereon are convertible into shares of the Company’s common stock at the option of 1800 Diagonal any time after 180 days from the date of issuance. This note contains debt issue costs of $7,000. The conversion price for this note is equal to 75% (25% discount) of the market price which means the average of the lowest ten trading prices of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion. The Company fully repaid this note in August 2025.

Loans Payable – Related Party

Between July 3, 2025 and August 14, 2025, an institutional investor affiliated with one of our directors, Josef Zelinger, loaned the Company an aggregate of $110,000 AUD ($71,450 USD). These loans bore no interest and were payable on demand. The Company fully repaid these loans on August 19, 2025.

Underwriting Agreement and the Closing of Offering

On August 14, 2025, the Company entered into an underwriting agreement with D. Boral Capital, LLC, as representative of the underwriters in connection with a public offering of the Company’s common stock. The Underwriting Agreement provides for the offer and sale of 1,000,000 shares of common stock at a price to the public of $4.00 per share (the “Offering”). In connection therewith, the Company agreed to issue to the Representative, warrants to purchase 30,000 of shares of common stock at a price equal $4.00 per share (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at any time and from time to time, in whole or in part, from February 15, 2026 through August 15, 2030 and contains cashless exercise provision. The Company also granted the Underwriters an overallotment option for a period of 45 days to purchase up to an additional 150,000 shares of common stock.

On August 18, 2025, the Offering was completed. At the closing, the Company (i) sold 1,000,000 shares of Common Stock for total gross proceeds of $4,000,000, and (ii) issued the Representative’s Warrants. After deducting the underwriting commissions and Offering expenses, the Company received net proceeds of $3,340,000.

Shares issued for conversion of convertible debt

From August 2025 through September 2025, the Company issued an aggregate of 194,966 shares of its common stock at an average contractual conversion price of $1.75 as a result of the conversion of principal of $257,857, default penalty of $41,563, accrued interest $36,430 and conversion fees of $4,906 underlying certain outstanding convertible notes converted during such period (see Note 6). The Company reclassified $114,400 in put premiums to additional paid in capital following these conversions.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 and 2024

Repayment of Debts

On August 19, 2025, the Company fully repaid the total principal of promissory notes issued from August 2023 to June 2025 amounting $352,405 including total accrued interest and default penalty of $34,320 (see Note 6).

Between July 2025 and August 2025, the Company fully repaid certain promissory notes issued from January 2025 to June 2025 with aggregate principal amount of $212,060, and accrued interest of $31,809 (see Note 6).

Between August 12, 2025 and August 15, 2025, the Company made the three installment payments under a certain promissory note issued in December 2024 for a total payment of $21,218 (see Note 6).

On August 21, 2025, the Company fully repaid certain loans payable to a related party with loan dates from December 2024 to August 2025 with aggregate principal amount of $225,188 AUD ($144,618 USD), and accrued interest of $6,205 AUD ($3,985 USD) (see Note 5).

Consulting Agreement

On August 15, 2025, the Company and a consultant agreed to enter into a three-month consulting agreement to provide digital marketing related services for a monthly fee of $100,000 and a one-time payment of $300,000 upon signing this agreement. On August 30, 2025, the Company amended this agreement whereby the Company agreed to provide additional compensation by issuing 500,000 shares of common stock every three months. The first issuance of shares shall occur on September 1, 2025 and subsequent issuances shall occur on the first day of every three-month period thereafter. Except for the changes made in the amendment, all other terms and provisions of the original agreement shall remain unchanged and in full force and effect.